UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08041

ATLAS INSURANCE TRUST
(Exact name of registrant as specified in charter)

794 Davis Street, San Leandro, California		94577
(Address of principal executive offices)		(Zip code)

W. Lawrence Key Atlas Insurance Trust 794 Davis Street San Leandro, California 94577
(Name and address of agent for service)

Registrant's telephone number, including area code:		(510)297-7444

Date of fiscal year end:	12/31/05

Date of reporting period:	07/01/04 - 06/30/05

Item 1. Proxy Voting Record.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

ATLAS BALANCED GROWTH PORTFOLIO

The portfolio invests all of its assets in other Atlas mutual funds: American Enterprise Bond Fund, Balanced Fund, California Municipal Bond Fund, California Municipal Money Fund, Emerging Growth Fund; Global Growth Fund; Growth Opportunities Fund; Money Market Fund; National Municipal Bond Fund; S&P 500 Index Fund, Strategic Growth Fund; Strategic Income Fund; U.S. Government and Mortgage Securities Fund; U.S. Treasury Money Fund and Value Fund. The proxy voting record for the underlying Atlas Funds can be found in the Atlas Funds Form N-PX, which will be available on the Securities and Exchange Commission’s website (www.sec.gov) by August 31, 2005. Atlas Funds’ CIK # is 0000830144. In addition, the portfolio voted the following proxies:

ATLAS VALUE FUND
Ticker: ATVFX	Security ID: 49172646
Meeting Date: AUG 6, 2004	Meeting Type: Special
Record Date: MAY 26, 2004

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	To approve a new sub-advisory agreement	FOR	FOR	Management
between Atlas Value Fund, Atlas Advisers,
Inc. (as investment adviser to the Atlas
Value Fund) and Hotchkis and Wiley
Capital Management, LLC (as investment
sub-adviser to the Atlas Value Fund).
2	To transact any other matters that may	FOR	FOR	Management
properly come before the meeting.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ATLAS INSURANCE TRUST

By (Signature and Title)*	/s/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer

Date	August 23, 2005

*Print the name and title of each signing officer under his or her signature.